Financing receivables - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Financing receivables
Significant purchases of corporate loans	¥ 27,997		¥ 49,140	¥ 62,309
Significant sales of corporate loans		¥ 8,636		¥ 8,636